Selected Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of quarterly financial information
Total revenue	$ 52,631,000	$ 30,880,820	$ 15,869,180	$ 12,318,648	$ 9,846,560	$ 7,546,868	$ 6,885,457	$ 6,063,108	$ 4,994,585	$ 147,908,000	$ 38,035,000	$ 68,915,208	$ 25,490,018	$ 15,008,870
Net loss	381,000	(17,671,312)	(435,683)	(5,269,080)	(1,092,957)	(1,678,939)	164,568	(1,113,630)	(3,046,017)	(4,869,000)	(6,798,000)	(24,469,032)	(5,674,018)	(4,621,498)
Net loss attributable to common stockholders	$ (4,354,000)	$ (18,721,878)	$ (453,850)	$ (4,513,948)	$ (971,277)	$ (1,376,290)	$ 55,012	$ (841,937)	$ (2,028,410)	$ (18,652,000)	$ (5,941,000)	$ (24,664,400)	$ (4,194,525)	$ (2,535,468)
Net (loss)/income per share (in dollars per share)	$ (0.03)	$ (0.48)	$ (0.02)	$ (0.23)	$ (0.06)	$ (0.11)	$ 0.01	$ (0.10)	$ (0.32)	$ (0.17)	$ (0.29)	$ (0.97)	$ (0.46)	$ (0.72)